Consolidated income statement € in Millions		12 Months Ended
		Mar. 31, 2026 EUR (€) € / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2025 EUR (€) € / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 EUR (€) € / shares
Consolidated income statement
Revenue		€ 40,461		€ 37,448		€ 36,717
Cost of sales		(27,728)		(24,929)		(24,459)
Gross profit		12,733		12,519		12,258
Selling and distribution expenses		(3,149)		(2,934)		(2,674)
Administrative expenses		(5,841)		(5,447)		(5,768)
Net credit losses on financial assets		(429)		(476)		(491)
Share of results of equity accounted associates and joint ventures		(382)		(123)		(96)
Impairment (charge)/reversal		0		(4,515)		64
Other (expense)/income		(88)		565		372
Operating profit/(loss)		2,844		(411)		3,665
Investment and other income		1,395		864		581
Financing costs		(2,375)		(1,931)		(2,626)
Profit/(loss) before taxation		1,864		(1,478)		1,620
Income tax expense		(1,805)		(2,246)		(50)
Profit/(loss) for the financial year - Continuing operations		59		(3,724)		1,570
Loss for the financial year - Discontinued operations		(108)		(22)		(65)
(Loss)/profit for the financial year		(49)		(3,746)		1,505
Attributable to:
- Owners of the parent		(397)		(4,169)		1,140
- Non-controlling interests	[1]	348		423		365
(Loss)/profit for the financial year		€ (49)		€ (3,746)		€ 1,505
(Loss)/earnings per share
Earnings per share - Continuing operations, Basic | (per share)		€ (0.012)	$ (0.012)	€ (0.1586)	$ (0.1586)	€ 0.0445
Earnings per share - Continuing operations, Diluted | (per share)		(0.012)	(0.012)	(0.1586)	(0.1586)	0.0444
Earnings per share - Total Group, Basic | (per share)		(0.0165)	(0.0165)	(0.1594)	(0.1594)	0.0421
Earnings per share - Total Group, Diluted | (per share)		€ (0.0165)	$ (0.0165)	€ (0.1594)	$ (0.1594)	€ 0.042

[1]	Profit attributable to non-controlling interests derives solely from continuing activities.